Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003854 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JUEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class A Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class A Shares, without a sales charge, returned 11.90% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class A Shares)	September 10, 2001	6.01%	14.90%	12.68%
JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge		11.90	16.14	13.30
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JUECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class C Shares)	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class C Shares, without a sales charge, returned 11.37% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class C Shares)	September 10, 2001	10.37%	15.58%	12.85%
JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge		11.37	15.58	12.85
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class I Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class I Shares returned 12.16% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class I Shares)	September 10, 2001	12.16%	16.45%	13.56%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007405 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class L Shares
Trading Symbol	JMUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class L Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class L Shares returned 12.34% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class L Shares)	September 17, 1993	12.34%	16.62%	13.73%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 17, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070617 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JUEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R2 Shares)	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class R2 Shares returned 11.63% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R2 Shares)	November 3, 2008	11.63%	15.86%	13.00%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173553 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JUEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R3 Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class R3 Shares returned 11.93% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R3 Shares)	September 9, 2016	11.93%	16.16%	13.29%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173554 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JUEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R4 Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class R4 Shares returned 12.19% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R4 Shares)	September 9, 2016	12.19%	16.44%	13.56%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033526 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R5 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class R5 Shares returned 12.37% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R5 Shares)	May 15, 2006	12.37%	16.62%	13.74%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093771 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JUEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Equity Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Equity Fund's Class R6 Shares returned 12.49% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the utilities and health services & systems sectors detracted from performance.
  Overweight allocations to Regeneron Pharmaceuticals Inc and UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in industrial, cyclical and commodities sectors contributed to performance.
  Overweight allocations to Howmet Aerospace Inc and Wells Fargo & Co were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Equity Fund (Class R6 Shares)	November 30, 2010	12.49%	16.74%	13.85%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 32,178,737,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 121,839,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,178,737
Total number of portfolio holdings	54
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$121,839

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class A Shares
Trading Symbol	JDEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class A Shares, without a sales charge, returned 12.87% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrial cyclical and health services & systems sectors detracted from performance.
  Underweight allocations to Netflix, Inc. and Broadcom Inc were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	September 28, 2001	6.94%	15.67%	12.21%
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge		12.87	16.92	12.81
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,032,538,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 20,187,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,032,538
Total number of portfolio holdings	151
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$20,187

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	JDESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class I Shares returned 13.12% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrial cyclical and health services & systems sectors detracted from performance.
  Underweight allocations to Netflix, Inc. and Broadcom Inc were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	September 10, 2001	13.12%	17.21%	13.09%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,032,538,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 20,187,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,032,538
Total number of portfolio holdings	151
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$20,187

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007982 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JDEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Equity Fund's Class R6 Shares returned 13.25% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrial cyclical and health services & systems sectors detracted from performance.
  Underweight allocations to Netflix, Inc. and Broadcom Inc were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	March 24, 2003	13.25%	17.33%	13.23%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 11,032,538,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 20,187,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,032,538
Total number of portfolio holdings	151
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$20,187

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class A Shares
Trading Symbol	JDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class A Shares)	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund's Class A Shares, without a sales charge, returned 9.98% for the twelve months ended June 30, 2025. The MSCI World Index (net total return) returned 16.26% and the Diversified Composite Benchmark of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the “Index”) returned 12.21% for the twelve months ended June 30, 2025.
  Relative to the Index, the Fund's overweight position in equities contributed to performance over the year, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers significantly detracted from the Fund's returns. One particular manager, Global Select, underperformed due to its fundamental philosophy being out of favor during a technical market environment.
  The allocation to corporate credit, including high-yield and investment-grade bonds, contributed to the performance, as credit outpaced treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class A Shares)	March 24, 2003	5.01%	8.05%	6.58%
JPMorgan Diversified Fund (Class A Shares) - excluding sales charge		9.98	9.05	7.07
MSCI World Index (net total return)		16.26	14.55	10.66
Diversified Composite Benchmark		12.21	8.40	7.26

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 1,810,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	1,115
Portfolio turnover rate	83%
Total advisory fees paid (000's)	$1,810

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007578 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class C Shares
Trading Symbol	JDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class C Shares)	$148	1.41%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund's Class C Shares, without a sales charge, returned 9.46% for the twelve months ended June 30, 2025. The MSCI World Index (net total return) returned 16.26% and the Diversified Composite Benchmark of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the “Index”) returned 12.21% for the twelve months ended June 30, 2025.
  Relative to the Index, the Fund's overweight position in equities contributed to performance over the year, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers significantly detracted from the Fund's returns. One particular manager, Global Select, underperformed due to its fundamental philosophy being out of favor during a technical market environment.
  The allocation to corporate credit, including high-yield and investment-grade bonds, contributed to the performance, as credit outpaced treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class C Shares)	March 24, 2003	8.46%	8.51%	6.64%
JPMorgan Diversified Fund (Class C Shares) - excluding sales charge		9.46	8.51	6.64
MSCI World Index (net total return)		16.26	14.55	10.66
Diversified Composite Benchmark		12.21	8.40	7.26

Performance Inception Date	Mar. 24, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 1,810,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	1,115
Portfolio turnover rate	83%
Total advisory fees paid (000's)	$1,810

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class I Shares
Trading Symbol	JDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class I Shares)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund's Class I Shares returned 10.21% for the twelve months ended June 30, 2025. The MSCI World Index (net total return) returned 16.26% and the Diversified Composite Benchmark of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the “Index”) returned 12.21% for the twelve months ended June 30, 2025.
  Relative to the Index, the Fund's overweight position in equities contributed to performance over the year, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers significantly detracted from the Fund's returns. One particular manager, Global Select, underperformed due to its fundamental philosophy being out of favor during a technical market environment.
  The allocation to corporate credit, including high-yield and investment-grade bonds, contributed to the performance, as credit outpaced treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class I Shares)	September 10, 2001	10.21%	9.32%	7.34%
MSCI World Index (net total return)		16.26	14.55	10.66
Diversified Composite Benchmark		12.21	8.40	7.26

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 1,810,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	1,115
Portfolio turnover rate	83%
Total advisory fees paid (000's)	$1,810

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class L Shares
Trading Symbol	JPDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class L Shares)	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund's Class L Shares returned 10.31% for the twelve months ended June 30, 2025. The MSCI World Index (net total return) returned 16.26% and the Diversified Composite Benchmark of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the “Index”) returned 12.21% for the twelve months ended June 30, 2025.
  Relative to the Index, the Fund's overweight position in equities contributed to performance over the year, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers significantly detracted from the Fund's returns. One particular manager, Global Select, underperformed due to its fundamental philosophy being out of favor during a technical market environment.
  The allocation to corporate credit, including high-yield and investment-grade bonds, contributed to the performance, as credit outpaced treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class L Shares)	September 10, 1993	10.31%	9.39%	7.46%
MSCI World Index (net total return)		16.26	14.55	10.66
Diversified Composite Benchmark		12.21	8.40	7.26

Performance Inception Date	Sep. 10, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 1,810,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	1,115
Portfolio turnover rate	83%
Total advisory fees paid (000's)	$1,810

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000195232 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class R6 Shares
Trading Symbol	JDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Fund (Class R6 Shares)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Fund's Class R6 Shares returned 10.46% for the twelve months ended June 30, 2025. The MSCI World Index (net total return) returned 16.26% and the Diversified Composite Benchmark of 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the “Index”) returned 12.21% for the twelve months ended June 30, 2025.
  Relative to the Index, the Fund's overweight position in equities contributed to performance over the year, as equities outpaced fixed income during the period.
  Within the Fund, the portfolio managers strategically allocated to various sub-strategies and funds within both equity and fixed income. The selection of equity managers by the portfolio managers significantly detracted from the Fund's returns. One particular manager, Global Select, underperformed due to its fundamental philosophy being out of favor during a technical market environment.
  The allocation to corporate credit, including high-yield and investment-grade bonds, contributed to the performance, as credit outpaced treasuries.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Fund (Class R6 Shares)	November 1, 2017	10.46%	9.47%	7.53%
MSCI World Index (net total return)		16.26	14.55	10.66
Diversified Composite Benchmark		12.21	8.40	7.26

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 1,810,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	1,115
Portfolio turnover rate	83%
Total advisory fees paid (000's)	$1,810

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007580 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class A Shares
Trading Symbol	VSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class A Shares)	$125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class A Shares, without a sales charge, returned 2.81% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the financials and information technology sectors detracted from performance.
  The Fund not owning Carpenter Technology Corp. and an overweight allocation to Biohaven detracted from performance.
  The Fund’s security selection in the energy and industrials sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Encompass Health Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class A Shares)	May 19, 1997	(2.59)%	7.73%	8.61%
JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge		2.81	8.90	9.19
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	May 19, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,480,612,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 9,735,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,480,612
Total number of portfolio holdings	237
Portfolio turnover rate	49%
Total advisory fees paid (000's)	$9,735

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007582 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class C Shares
Trading Symbol	VSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class C Shares)	$176	1.74%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class C Shares, without a sales charge, returned 2.30% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the financials and information technology sectors detracted from performance.
  The Fund not owning Carpenter Technology Corp. and an overweight allocation to Biohaven detracted from performance.
  The Fund’s security selection in the energy and industrials sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Encompass Health Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class C Shares)	January 7, 1998	1.30%	8.37%	8.76%
JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge		2.30	8.37	8.76
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Jan. 07, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,480,612,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 9,735,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,480,612
Total number of portfolio holdings	237
Portfolio turnover rate	49%
Total advisory fees paid (000's)	$9,735

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007579 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class I Shares
Trading Symbol	JDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class I Shares)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class I Shares returned 3.07% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the financials and information technology sectors detracted from performance.
  The Fund not owning Carpenter Technology Corp. and an overweight allocation to Biohaven detracted from performance.
  The Fund’s security selection in the energy and industrials sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Encompass Health Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class I Shares)	April 5, 1999	3.07%	9.18%	9.46%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Apr. 05, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,480,612,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 9,735,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,480,612
Total number of portfolio holdings	237
Portfolio turnover rate	49%
Total advisory fees paid (000's)	$9,735

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200711 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class R6 Shares
Trading Symbol	JSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Blend Fund (Class R6 Shares)	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Blend Fund's Class R6 Shares returned 3.34% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the financials and information technology sectors detracted from performance.
  The Fund not owning Carpenter Technology Corp. and an overweight allocation to Biohaven detracted from performance.
  The Fund’s security selection in the energy and industrials sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Encompass Health Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Blend Fund (Class R6 Shares)	July 2, 2018	3.34%	9.45%	9.74%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,480,612,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 9,735,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,480,612
Total number of portfolio holdings	237
Portfolio turnover rate	49%
Total advisory fees paid (000's)	$9,735

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007584 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class A Shares
Trading Symbol	VGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class A Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class A Shares, without a sales charge, returned 11.19% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class A Shares)	September 23, 1987	5.35%	13.37%	9.58%
JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge		11.19	14.60	10.17
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Sep. 23, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007586 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class C Shares
Trading Symbol	VGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class C Shares)	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class C Shares, without a sales charge, returned 10.66% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class C Shares)	January 2, 1998	9.66%	14.02%	9.73%
JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge		10.66	14.02	9.73
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jan. 02, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007583 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class I Shares
Trading Symbol	VGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class I Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class I Shares returned 11.48% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class I Shares)	January 25, 1996	11.48%	14.88%	10.45%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jan. 25, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R2 Shares
Trading Symbol	VGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R2 Shares)	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class R2 Shares returned 10.93% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R2 Shares)	November 2, 2015	10.93%	14.31%	9.90%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190876 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R3 Shares
Trading Symbol	JGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R3 Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class R3 Shares returned 11.20% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R3 Shares)	July 31, 2017	11.20%	14.60%	10.17%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190877 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R4 Shares
Trading Symbol	JGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R4 Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class R4 Shares returned 11.48% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R4 Shares)	July 31, 2017	11.48%	14.88%	10.45%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R5 Shares
Trading Symbol	VGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R5 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class R5 Shares returned 11.65% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R5 Shares)	November 2, 2015	11.65%	15.06%	10.62%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R6 Shares
Trading Symbol	VGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Fund (Class R6 Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Fund's Class R6 Shares returned 11.77% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and GE Vernova detracted from performance.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Phillip Morris International Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Value Fund (Class R6 Shares)	November 2, 2015	11.77%	15.17%	10.71%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,397,021,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 22,559,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,397,021
Total number of portfolio holdings	92
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$22,559

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007642 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class A Shares
Trading Symbol	JIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class A Shares)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class A Shares, without a sales charge, returned 14.83% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class A Shares)	February 19, 2005	8.80%	16.59%	14.56%
JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge		14.83	17.85	15.18
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007643 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class C Shares
Trading Symbol	JCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class C Shares)	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class C Shares, without a sales charge, returned 14.27% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class C Shares)	February 19, 2005	13.27%	17.26%	14.72%
JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge		14.27	17.26	14.72
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class I Shares
Trading Symbol	JPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class I Shares)	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class I Shares returned 15.11% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class I Shares)	February 28, 2003	15.11%	18.15%	15.47%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	$117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R2 Shares returned 14.54% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	November 3, 2008	14.54%	17.56%	14.90%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033529 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R5 Shares returned 15.29% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	May 15, 2006	15.29%	18.33%	15.66%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000162368 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. GARP Equity Fund's Class R6 Shares returned 15.40% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and health care sectors detracted from performance.
  Underweight allocations in Broadcom Inc. and Palantir Technologies Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer staples sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight allocation in DoorDash, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	November 2, 2015	15.40%	18.44%	15.76%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Dec. 02, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,871,465,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 4,402,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,871,465
Total number of portfolio holdings	89
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$4,402

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
Effective December 2, 2024, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of December 2, 2024. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class A Shares
Trading Symbol	JICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class A Shares, without a sales charge, returned 11.30% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the media and health services & systems sectors detracted from performance.
  An underweight allocation to Meta Platforms, Inc. and an overweight allocation to UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in the industrial, cyclical and commodities sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Merck & Co., Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	February 19, 2005	5.46%	13.85%	11.84%
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge		11.30	15.09	12.44
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 271,107,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 521,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$271,107
Total number of portfolio holdings	67
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$521

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class C Shares
Trading Symbol	JICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class C Shares, without a sales charge, returned 10.75% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the media and health services & systems sectors detracted from performance.
  An underweight allocation to Meta Platforms, Inc. and an overweight allocation to UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in the industrial, cyclical and commodities sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Merck & Co., Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	February 19, 2005	9.75%	14.51%	11.99%
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge		10.75	14.51	11.99
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 271,107,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 521,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$271,107
Total number of portfolio holdings	67
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$521

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class I Shares
Trading Symbol	JIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class I Shares returned 11.58% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the media and health services & systems sectors detracted from performance.
  An underweight allocation to Meta Platforms, Inc. and an overweight allocation to UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in the industrial, cyclical and commodities sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Merck & Co., Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	February 28, 2003	11.58%	15.37%	12.72%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 271,107,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 521,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$271,107
Total number of portfolio holdings	67
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$521

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000222263 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	JIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Sustainable Leaders Fund's Class R6 Shares returned 11.65% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the media and health services & systems sectors detracted from performance.
  An underweight allocation to Meta Platforms, Inc. and an overweight allocation to UnitedHealth Group Incorporated were among the top detractors from performance.
  The Fund’s security selection in the industrial, cyclical and commodities sectors contributed to performance.
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Merck & Co., Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	September 30, 2020	11.65%	15.43%	12.75%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 271,107,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 521,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$271,107
Total number of portfolio holdings	67
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$521

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class A Shares
Trading Symbol	JIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class A Shares, without a sales charge, returned 11.78% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	February 19, 2005	5.93%	13.73%	8.14%
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares) - excluding sales charge		11.78	14.96	8.72
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
Effective March 1, 2025, no sales charge was imposed on purchases of Class A Shares of the Fund and no contingent deferred sales charge was imposed on redemptions of Class A Shares of the Fund. Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, no sales charge was imposed on purchases of Class A Shares of the Fund and no contingent deferred sales charge was imposed on redemptions of Class A Shares of the Fund. Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007649 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class C Shares
Trading Symbol	JIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class C Shares, without a sales charge, returned 11.41% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	February 19, 2005	10.41%	14.42%	8.29%
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares) - excluding sales charge		11.41	14.42	8.29
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
Effective March 1, 2025, no contingent deferred sales charge was imposed on redemptions of Class C Shares of the Fund. Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, no contingent deferred sales charge was imposed on redemptions of Class C Shares of the Fund. Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class I Shares
Trading Symbol	JPIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class I Shares returned 11.95% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	February 28, 2003	11.95%	15.22%	8.95%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Feb. 28, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R2 Shares
Trading Symbol	JIVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R2 Shares returned 11.47% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	November 3, 2008	11.47%	14.59%	8.40%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund’s principal underwriter voluntarily waived all of its distribution fees.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033530 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R5 Shares
Trading Symbol	JIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R5 Shares returned 12.00% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	May 15, 2006	12.00%	15.29%	9.09%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000093775 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R6 Shares
Trading Symbol	JIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Applied Data Science Value Fund's Class R6 Shares returned 12.12% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and information technology sectors detracted from performance.
  An underweight allocation in GE Vernova and an overweight allocation in Regeneron Pharmaceuticals Inc. were among the top detractors from performance.
  The Fund’s security selection in the consumer discretionary and consumer staples sectors contributed to performance.
  Overweight allocations in Philip Morris International and Cheniere Energy Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	November 30, 2010	12.12%	15.42%	9.18%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 148,694,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$148,694
Total number of portfolio holdings	117
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$323

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, Board of Trustees of JPMorgan Trust I approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“Fundamental Data Science Large Value ETF”). The Reorganization occurred as of the close of business on July 11, 2025.
Following the Reorganization, the Fund’s performance and financial history was adopted by Fundamental Data Science Large Value ETF. Fundamental Data Science Large Value ETF is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, Fundamental Data Science Large Value ETF  has a new 80% policy, according to which it invests 80% of its assets in large, well-established equity securities, while the Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007895 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	JCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class A Shares)	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class A Shares, without a sales charge, returned 11.79% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class A Shares)	November 2, 2009	5.93%	10.53%	8.82%
JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge		11.79	11.73	9.41
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000081076 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class C Shares)	$169	1.60%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class C Shares, without a sales charge, returned 11.24% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class C Shares)	November 2, 2009	10.24%	11.17%	8.97%
JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge		11.24	11.17	8.97
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007650 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class I Shares)	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class I Shares returned 12.08% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class I Shares)	January 1, 1997	12.08%	12.01%	9.70%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Jan. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136840 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JMCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class R2 Shares returned 11.52% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	March 14, 2014	11.52%	11.45%	9.13%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.39% of the Fund's Class R2 Shares average daily net assets to 1.35% of the Fund's Class R2 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.39% of the Fund's Class R2 Shares average daily net assets to 1.35% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JMEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class R5 Shares returned 12.24% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	March 14, 2014	12.24%	12.18%	9.85%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.74% of the Fund's Class R5 Shares average daily net assets to 0.70% of the Fund's Class R5 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.74% of the Fund's Class R5 Shares average daily net assets to 0.70% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000136842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Equity Fund's Class R6 Shares returned 12.36% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Index (the "Index") returned 15.21% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and an overweight allocation to Constellation Brands, Inc. detracted from performance.
  The Fund’s security selection in the energy sector and an overweight allocation in the financials sector contributed to performance.
  The Fund’s overweight allocation to Jabil Inc. and DoorDash, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	March 14, 2014	12.36%	12.29%	9.95%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Index		15.21	13.11	9.89

Performance Inception Date	Mar. 14, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,536,745,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 27,620,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,536,745
Total number of portfolio holdings	194
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$27,620

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.64% of the Fund's Class R6 Shares average daily net assets to 0.60% of the Fund's Class R6 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.64% of the Fund's Class R6 Shares average daily net assets to 0.60% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	VSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class A Shares)	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class A Shares, without a sales charge, returned 5.57% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class A Shares)	December 20, 1994	0.03%	7.60%	7.04%
JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge		5.57	8.76	7.62
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Dec. 20, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007655 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class C Shares)	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class C Shares, without a sales charge, returned 5.03% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class C Shares)	February 19, 2005	4.03%	8.22%	7.20%
JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge		5.03	8.22	7.20
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007651 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class I Shares)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class I Shares returned 5.83% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class I Shares)	May 7, 1996	5.83%	9.05%	7.91%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	May 07, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070625 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JSEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R2 Shares)	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R2 Shares returned 5.29% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R2 Shares)	November 3, 2008	5.29%	8.51%	7.36%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173555 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R3 Shares)	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R3 Shares returned 5.58% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R3 Shares)	September 9, 2016	5.58%	8.78%	7.63%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173556 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R4 Shares)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R4 Shares returned 5.84% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R4 Shares)	September 9, 2016	5.84%	9.05%	7.91%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033531 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R5 Shares)	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R5 Shares returned 6.05% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R5 Shares)	May 15, 2006	6.05%	9.26%	8.12%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000169974 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	VSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Equity Fund (Class R6 Shares)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Equity Fund's Class R6 Shares returned 6.11% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s overweight allocation to WillScot Holdings Corp. and SM Energy Co. detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and MACOM Technology Solutions Holdings, Inc. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Equity Fund (Class R6 Shares)	May 31, 2016	6.11%	9.32%	8.17%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,822,789,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,676,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,822,789
Total number of portfolio holdings	101
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$27,676

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000054337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class A Shares
Trading Symbol	JTUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class A Shares)	$120	1.19%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class A Shares, without a sales charge, returned 2.71% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class A Shares)	November 1, 2007	(2.66)%	10.24%	5.97%
JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge		2.71	11.43	6.55
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000054338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class C Shares
Trading Symbol	JTUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class C Shares)	$170	1.69%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class C Shares, without a sales charge, returned 2.22% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class C Shares)	November 1, 2007	1.22%	10.87%	6.11%
JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge		2.22	10.87	6.11
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 01, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class I Shares
Trading Symbol	JSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class I Shares)	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class I Shares returned 2.93% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class I Shares)	September 10, 2001	2.93%	11.69%	6.81%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class L Shares
Trading Symbol	JUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class L Shares)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class L Shares returned 3.06% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class L Shares)	November 4, 1993	3.06%	11.86%	6.97%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 04, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R2 Shares
Trading Symbol	JSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R2 Shares)	$149	1.48%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R2 Shares returned 2.39% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R2 Shares)	November 1, 2011	2.39%	11.10%	6.26%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173557 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R3 Shares
Trading Symbol	JUSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R3 Shares)	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R3 Shares returned 2.72% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R3 Shares)	September 9, 2016	2.72%	11.42%	6.54%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173558 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R4 Shares
Trading Symbol	JUSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R4 Shares)	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R4 Shares returned 2.95% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R4 Shares)	September 9, 2016	2.95%	11.69%	6.80%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173220 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R5 Shares
Trading Symbol	JUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R5 Shares)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R5 Shares returned 3.04% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R5 Shares)	September 9, 2016	3.04%	11.85%	6.97%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R6 Shares
Trading Symbol	JUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Small Company Fund (Class R6 Shares)	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Small Company Fund's Class R6 Shares returned 3.16% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Index (the "Index") returned 7.68% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and industrial cyclical subsectors detracted from performance.
  Overweight allocations in e.l.f. Beauty, Inc. and Liberty Latin America Ltd. were among the top detractors from performance.
  The Fund’s security selection in the finance and systems hardware subsectors contributed to performance.
  Overweight allocations in iRhythm Technologies, Inc. and Rigetti Computing were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Small Company Fund (Class R6 Shares)	November 1, 2011	3.16%	11.96%	7.08%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Index		7.68	10.04	7.12

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 920,114,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 5,815,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$920,114
Total number of portfolio holdings	536
Portfolio turnover rate	104%
Total advisory fees paid (000's)	$5,815

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007660 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class A Shares
Trading Symbol	JVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class A Shares)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class A Shares, without a sales charge, returned 12.90% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class A Shares)	February 28, 2005	6.98%	13.54%	8.01%
JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge		12.90	14.78	8.59
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.04% of the Fund's Class A Shares average daily net assets to 0.99% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.04% of the Fund's Class A Shares average daily net assets to 0.99% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007661 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class C Shares
Trading Symbol	JVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class C Shares)	$160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class C Shares, without a sales charge, returned 12.32% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class C Shares)	February 28, 2005	11.32%	14.21%	8.16%
JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge		12.32	14.21	8.16
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.54% of the Fund's Class C Shares average daily net assets to 1.49% of the Fund's Class C Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.54% of the Fund's Class C Shares average daily net assets to 1.49% of the Fund's Class C Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007658 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class I Shares
Trading Symbol	JVASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class I Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class I Shares returned 13.15% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class I Shares)	February 28, 2005	13.15%	15.06%	8.86%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class I Shares average daily net assets to 0.74% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class I Shares average daily net assets to 0.74% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007659 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class L Shares
Trading Symbol	JVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class L Shares)	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class L Shares returned 13.34% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class L Shares)	February 28, 2005	13.34%	15.23%	9.05%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Feb. 28, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]	Effective November 1, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190878 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R2 Shares)	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class R2 Shares returned 12.58% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R2 Shares)	July 31, 2017	12.58%	14.48%	8.31%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.30% of the Fund's Class R2 Shares average daily net assets to 1.25% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.30% of the Fund's Class R2 Shares average daily net assets to 1.25% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173221 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JVAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R3 Shares)	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class R3 Shares returned 12.86% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R3 Shares)	September 9, 2016	12.86%	14.77%	8.58%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R3 Shares average daily net assets to 1.00% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R3 Shares average daily net assets to 1.00% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173222 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R4 Shares)	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class R4 Shares returned 13.14% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R4 Shares)	September 9, 2016	13.14%	15.06%	8.86%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R4 Shares average daily net assets to 0.75% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R4 Shares average daily net assets to 0.75% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173223 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JVARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R5 Shares)	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class R5 Shares returned 13.33% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R5 Shares)	September 9, 2016	13.33%	15.24%	9.04%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R5 Shares average daily net assets to 0.60% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class R5 Shares average daily net assets to 0.60% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173224 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Value Advantage Fund (Class R6 Shares)	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Value Advantage Fund's Class R6 Shares returned 13.42% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 3000 Value Index (the "Index") returned 13.30% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and utilities sectors detracted from performance.
  The Fund not owning JPMorgan Chase & Co. and Walmart detracted from performance.
  The Fund’s security selection in the financials and health care sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo and Capital One contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Value Advantage Fund (Class R6 Shares)	September 9, 2016	13.42%	15.34%	9.13%
Russell 3000 Index		15.30	15.96	12.96
Russell 3000 Value Index		13.30	13.87	9.04

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,942,854,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 41,603,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,942,854
Total number of portfolio holdings	124
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$41,603

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R6 Shares average daily net assets to 0.50% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.55% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R6 Shares average daily net assets to 0.50% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	$174	1.64%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.64%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class A Shares, without a sales charge, returned 12.21% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	November 1, 2005	6.33%	16.69%	12.99%
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge		12.21	17.95	13.60
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	$226	2.13%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.13%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class C Shares, without a sales charge, returned 11.64% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	November 1, 2005	10.64%	17.35%	13.15%
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge		11.64	17.35	13.15
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007809 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	$147	1.39%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.39%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class I Shares returned 12.48% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	November 1, 2005	12.48%	18.24%	13.88%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 01, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000070626 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R2 Shares
Trading Symbol	JLPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	$221	2.09%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.09%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class R2 Shares returned 11.73% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	November 3, 2008	11.73%	17.46%	13.20%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000033532 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R5 Shares
Trading Symbol	JCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	$153	1.44%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class R5 Shares returned 12.46% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	May 15, 2006	12.46%	18.24%	13.95%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000195233 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JLPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	$142	1.33%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%	[6]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Large Cap Core Plus Fund's Class R6 Shares returned 12.56% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health services & systems and retail sectors detracted from performance.
  Underweight allocations to Broadcom Inc and Netflix, Inc., were among the top detractors from performance.
  The Fund’s security selection in semiconductors & hardware and industrial cyclical sectors contributed to performance
  An overweight allocation to Howmet Aerospace Inc and an underweight allocation to Apple, Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	November 1, 2017	12.56%	18.36%	14.04%
S&P 500 Index		15.16	16.64	13.65

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,338,234,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 16,672,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,338,234
Total number of portfolio holdings	277
Portfolio turnover rate	100%
Total advisory fees paid (000's)	$16,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000032433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class A Shares
Trading Symbol	JSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class A Shares)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class A Shares, without a sales charge, returned 9.25% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class A Shares)	May 15, 2006	4.31%	4.23%	4.14%
JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge		9.25	5.19	4.62
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class A shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class C Shares
Trading Symbol	JSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class C Shares)	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class C Shares, without a sales charge, returned 8.54% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class C Shares)	May 15, 2006	7.54%	4.53%	4.09%
JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge		8.54	4.53	4.09
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class C shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032435 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class I Shares
Trading Symbol	JSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class I Shares)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class I Shares returned 9.33% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class I Shares)	May 15, 2006	9.33%	5.31%	4.74%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class I shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070627 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R2 Shares
Trading Symbol	JSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R2 Shares returned 8.84% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	November 3, 2008	8.84%	4.76%	4.21%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R2 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169479 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R3 Shares
Trading Symbol	JSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R3 Shares returned 9.11% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	September 9, 2016	9.11%	5.02%	4.46%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R3 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000169480 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R4 Shares
Trading Symbol	JSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R4 Shares returned 9.35% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	September 9, 2016	9.35%	5.29%	4.70%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R4 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R5 Shares
Trading Symbol	JSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R5 Shares returned 9.55% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	May 15, 2006	9.55%	5.44%	4.86%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R5 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000148425 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R6 Shares
Trading Symbol	JSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Income Fund's Class R6 Shares returned 9.60% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Income Composite Benchmark returned 10.01% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	November 3, 2014	9.60%	5.53%	4.95%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Income Composite Benchmark		10.01	5.47	5.23

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,129,513,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,129,513
Total number of portfolio holdings	20
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20-22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000032449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class A Shares
Trading Symbol	JSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class A Shares, without a sales charge, returned 10.24% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	May 15, 2006	5.28%	6.80%	5.98%
JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge		10.24	7.79	6.47
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class C Shares
Trading Symbol	JSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class C Shares, without a sales charge, returned 9.59% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	May 15, 2006	8.59%	7.19%	5.96%
JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge		9.59	7.19	5.96
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class I Shares
Trading Symbol	JSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class I Shares returned 10.49% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	May 15, 2006	10.49%	8.00%	6.64%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R2 Shares returned 9.91% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	November 3, 2008	9.91%	7.45%	6.13%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169485 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R3 Shares returned 10.17% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	September 9, 2016	10.17%	7.73%	6.38%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169486 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R4 Shares returned 10.47% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	September 9, 2016	10.47%	7.99%	6.63%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032452 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R5 Shares returned 10.65% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	May 15, 2006	10.65%	8.16%	6.79%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148428 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2030 Fund's Class R6 Shares returned 10.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement 2030 Composite Benchmark returned 11.49% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	November 3, 2014	10.76%	8.27%	6.89%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement 2030 Composite Benchmark		11.49	8.27	7.26

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,203,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,203,400
Total number of portfolio holdings	22
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class A Shares
Trading Symbol	SMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class A Shares, without a sales charge, returned 12.04% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	May 15, 2006	6.99%	9.86%	7.58%
JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge		12.04	10.88	8.07
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032454 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class C Shares
Trading Symbol	SMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class C Shares, without a sales charge, returned 11.43% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	May 15, 2006	10.43%	10.25%	7.55%
JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge		11.43	10.25	7.55
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032455 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class I Shares
Trading Symbol	SMTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class I Shares returned 12.27% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	May 15, 2006	12.27%	11.08%	8.25%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	SMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R2 Shares returned 11.68% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	November 3, 2008	11.68%	10.53%	7.72%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169488 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	SMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R3 Shares returned 11.99% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	September 9, 2016	11.99%	10.82%	7.99%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169487 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	SMTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R4 Shares returned 12.26% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	September 9, 2016	12.26%	11.08%	8.24%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032456 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	SMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R5 Shares returned 12.45% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	May 15, 2006	12.45%	11.26%	8.40%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148429 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	SMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2040 Fund's Class R6 Shares returned 12.56% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement 2040 Composite Benchmark returned 13.38% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	November 3, 2014	12.56%	11.36%	8.50%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement 2040 Composite Benchmark		13.38	11.10	8.80

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,122,404,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,122,404
Total number of portfolio holdings	23
Portfolio turnover rate	16%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class A Shares
Trading Symbol	JNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class A Shares, without a sales charge, returned 9.31% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	July 31, 2007	4.41%	5.35%	5.15%
JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge		9.31	6.33	5.64
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class C Shares
Trading Symbol	JNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class C Shares, without a sales charge, returned 8.69% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	July 31, 2007	7.69%	5.72%	5.13%
JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge		8.69	5.72	5.13
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050050 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class I Shares
Trading Symbol	JNSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class I Shares returned 9.54% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	July 31, 2007	9.54%	6.52%	5.81%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JNSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R2 Shares returned 8.95% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	November 3, 2008	8.95%	5.99%	5.30%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169489 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JNSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R3 Shares returned 9.22% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	September 9, 2016	9.22%	6.26%	5.55%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169490 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JNSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R4 Shares returned 9.53% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	September 9, 2016	9.53%	6.53%	5.79%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050051 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JNSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R5 Shares returned 9.66% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	July 31, 2007	9.66%	6.67%	5.94%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148430 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JNSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2025 Fund's Class R6 Shares returned 9.77% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement 2025 Composite Benchmark returned 10.28% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	November 3, 2014	9.77%	6.79%	6.05%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement 2025 Composite Benchmark		10.28	6.74	6.40

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,529,459,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,529,459
Total number of portfolio holdings	20
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class A Shares
Trading Symbol	SRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class A Shares, without a sales charge, returned 11.39% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	July 31, 2007	6.39%	8.70%	6.92%
JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge		11.39	9.70	7.42
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class C Shares
Trading Symbol	SRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class C Shares, without a sales charge, returned 10.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	July 31, 2007	9.76%	9.08%	6.91%
JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge		10.76	9.08	6.91
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050054 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class I Shares
Trading Symbol	SRJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class I Shares returned 11.57% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	July 31, 2007	11.57%	9.89%	7.59%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070634 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	SRJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R2 Shares returned 11.06% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	November 3, 2008	11.06%	9.35%	7.08%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169491 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	SRJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R3 Shares returned 11.31% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	September 9, 2016	11.31%	9.62%	7.33%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169492 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	SRJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R4 Shares returned 11.65% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	September 9, 2016	11.65%	9.91%	7.59%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	SRJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R5 Shares returned 11.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	July 31, 2007	11.76%	10.06%	7.74%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148431 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	SRJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2035 Fund's Class R6 Shares returned 11.87% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement 2035 Composite Benchmark returned 12.51% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to performance with both underlying funds; the JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund, adding value. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF detracted over the year.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	November 3, 2014	11.87%	10.17%	7.85%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement 2035 Composite Benchmark		12.51	9.84	8.14

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,024,338,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,024,338
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class A Shares
Trading Symbol	JSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class A Shares, without a sales charge, returned 12.48% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	July 31, 2007	7.40%	10.81%	8.00%
JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge		12.48	11.83	8.50
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class C Shares
Trading Symbol	JSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class C Shares, without a sales charge, returned 11.88% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	July 31, 2007	10.88%	11.20%	7.98%
JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge		11.88	11.20	7.98
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050057 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class I Shares
Trading Symbol	JSASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class I Shares returned 12.70% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	July 31, 2007	12.70%	12.02%	8.66%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R2 Shares returned 12.15% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	November 3, 2008	12.15%	11.47%	8.15%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169493 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R3 Shares returned 12.40% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	September 9, 2016	12.40%	11.74%	8.40%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169494 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R4 Shares returned 12.73% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	September 9, 2016	12.73%	12.03%	8.65%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050058 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R5 Shares returned 12.88% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	July 31, 2007	12.88%	12.20%	8.82%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148432 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2045 Fund's Class R6 Shares returned 12.99% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement 2045 Composite Benchmark returned 14.05% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	November 3, 2014	12.99%	12.31%	8.92%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement 2045 Composite Benchmark		14.05	12.15	9.27

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,255,673,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,255,673
Total number of portfolio holdings	23
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class A Shares
Trading Symbol	JTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class A Shares, without a sales charge, returned 12.77% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	July 31, 2007	7.71%	10.97%	8.08%
JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge		12.77	12.00	8.58
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class C Shares
Trading Symbol	JTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class C Shares, without a sales charge, returned 12.13% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	July 31, 2007	11.13%	11.36%	8.06%
JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge		12.13	11.36	8.06
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050062 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class I Shares
Trading Symbol	JTSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class I Shares returned 13.00% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	July 31, 2007	13.00%	12.20%	8.75%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JTSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R2 Shares returned 12.42% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	November 3, 2008	12.42%	11.65%	8.23%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169495 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R3 Shares returned 12.70% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	September 9, 2016	12.70%	11.93%	8.49%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169496 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JTSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R4 Shares returned 12.97% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	September 9, 2016	12.97%	12.20%	8.74%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R5 Shares returned 13.15% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	July 31, 2007	13.15%	12.38%	8.90%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jul. 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2050 Fund's Class R6 Shares returned 13.25% for the year ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the “Index”) returned 14.10% and the JPMorgan SmartRetirement 2050 Composite Benchmark returned 14.45% for the year ended June 30, 2025.
  Relative to the Index, holding more U.S. REITs and more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added value over the past year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	November 3, 2014	13.25%	12.48%	9.01%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement 2050 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,995,030,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,995,030
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class A Shares
Trading Symbol	JFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class A Shares, without a sales charge, returned 12.79% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	January 31, 2012	7.71%	10.99%	8.09%
JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge		12.79	12.01	8.59
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class C Shares
Trading Symbol	JFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class C Shares, without a sales charge, returned 12.19% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	January 31, 2012	11.19%	11.38%	8.07%
JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge		12.19	11.38	8.07
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class I Shares
Trading Symbol	JFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class I Shares returned 13.03% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	January 31, 2012	13.03%	12.21%	8.77%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109817 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R2 Shares returned 12.42% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	January 31, 2012	12.42%	11.65%	8.24%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169497 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R3 Shares returned 12.73% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	September 9, 2016	12.73%	11.93%	8.51%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169498 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JFFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R4 Shares returned 13.02% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	September 9, 2016	13.02%	12.21%	8.75%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109818 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R5 Shares returned 13.15% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	January 31, 2012	13.15%	12.38%	8.92%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2055 Fund's Class R6 Shares returned 13.33% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement 2055 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	November 3, 2014	13.33%	12.49%	9.03%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement 2055 Composite Benchmark		14.45	12.37	9.38

Performance Inception Date	Nov. 03, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,977,427,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,977,427
Total number of portfolio holdings	23
Portfolio turnover rate	14%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115298 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class I Shares
Trading Symbol	JIJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class I Shares returned 10.22% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	July 2, 2012	10.22%	5.29%	4.84%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class I shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115299 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R2 Shares
Trading Symbol	JIRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R2 Shares returned 9.62% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	July 2, 2012	9.62%	4.76%	4.33%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R2 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186783 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R3 Shares
Trading Symbol	JITLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R3 Shares returned 9.93% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	May 31, 2017	9.93%	5.02%	4.59%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R3 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186784 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R4 Shares
Trading Symbol	JITKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R4 Shares returned 10.23% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	May 31, 2017	10.23%	5.29%	4.86%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R4 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115300 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R5 Shares
Trading Symbol	JIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R5 Shares returned 10.39% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	July 2, 2012	10.39%	5.44%	5.00%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R5 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115301 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R6 Shares
Trading Symbol	JIYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend Income Fund's Class R6 Shares returned 10.47% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date Retirement Income Index (the "Index") returned 9.12% and the JPMorgan SmartRetirement Blend Income Composite Benchmark returned 10.06% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	July 2, 2012	10.47%	5.55%	5.10%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date Retirement Income Index		9.12	4.63	4.67
JPMorgan SmartRetirement Blend Income Composite Benchmark		10.06	5.48	5.26

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,592,891,000
Holdings Count | Holding	937
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,592,891
Total number of portfolio holdings	937
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Pursuant to the Agreement and Plan of Reorganization, Class R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]	On August 20- 22, 2024, the Board of Trustees of the JPMorgan Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”).
Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115304 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class I Shares
Trading Symbol	JPTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class I Shares returned 14.25% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	July 2, 2012	14.25%	12.02%	8.89%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115305 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R2 Shares returned 13.67% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	July 2, 2012	13.67%	11.45%	8.36%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186785 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R3 Shares returned 13.96% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	May 31, 2017	13.96%	11.73%	8.64%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186786 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R4 Shares returned 14.27% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	May 31, 2017	14.27%	12.02%	8.91%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115306 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JTBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R5 Shares returned 14.42% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	July 2, 2012	14.42%	12.18%	9.06%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115307 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JTYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2055 Fund's Class R6 Shares returned 14.51% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2055 Index (the "Index") returned 14.37% and the JPMorgan SmartRetirement Blend 2055 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	July 2, 2012	14.51%	12.29%	9.17%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2055 Index		14.37	12.58	9.47
JPMorgan SmartRetirement Blend 2055 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,275,336,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,275,336
Total number of portfolio holdings	15
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$100

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115334 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class I Shares
Trading Symbol	JBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class I Shares returned 10.47% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	July 2, 2012	10.47%	6.60%	6.02%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115335 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JBRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R2 Shares returned 9.91% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	July 2, 2012	9.91%	6.06%	5.50%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186789 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JBTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R3 Shares returned 10.19% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	May 31, 2017	10.19%	6.33%	5.77%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186790 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R4 Shares returned 10.43% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	May 31, 2017	10.43%	6.59%	6.04%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115336 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JBBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R5 Shares returned 10.62% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	July 2, 2012	10.62%	6.76%	6.18%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JBYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2025 Fund's Class R6 Shares returned 10.73% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the S&P Target Date 2025 Index (the "Index") returned 10.52% and the JPMorgan SmartRetirement Blend 2025 Composite Benchmark returned 10.33% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	July 2, 2012	10.73%	6.86%	6.29%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
S&P Target Date 2025 Index		10.52	7.44	6.63
JPMorgan SmartRetirement Blend 2025 Composite Benchmark		10.33	6.75	6.44

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,945,763,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,945,763
Total number of portfolio holdings	926
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class I Shares
Trading Symbol	JRBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class I Shares returned 11.63% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	July 2, 2012	11.63%	8.09%	6.90%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R2 Shares returned 11.07% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	July 2, 2012	11.07%	7.55%	6.38%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186791 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JUTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R3 Shares returned 11.34% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	May 31, 2017	11.34%	7.82%	6.65%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JUTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R4 Shares returned 11.64% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	May 31, 2017	11.64%	8.09%	6.92%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115342 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JRBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R5 Shares returned 11.79% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	July 2, 2012	11.79%	8.25%	7.07%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115343 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2030 Fund's Class R6 Shares returned 11.94% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2030 Index (the "Index") returned 11.37% and the JPMorgan SmartRetirement Blend 2030 Composite Benchmark returned 11.57% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	July 2, 2012	11.94%	8.36%	7.17%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2030 Index		11.37	8.74	7.37
JPMorgan SmartRetirement Blend 2030 Composite Benchmark		11.57	8.28	7.32

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,957,829,000
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 43,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,957,829
Total number of portfolio holdings	1,069
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$43

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115346 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class I Shares
Trading Symbol	JPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class I Shares returned 12.58% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	July 2, 2012	12.58%	9.69%	7.73%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115347 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	JPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R2 Shares returned 12.01% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	July 2, 2012	12.01%	9.14%	7.20%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186794 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	JPTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R3 Shares returned 12.34% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	May 31, 2017	12.34%	9.41%	7.48%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	JPTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R4 Shares returned 12.58% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	May 31, 2017	12.58%	9.68%	7.75%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	JPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R5 Shares returned 12.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	July 2, 2012	12.76%	9.85%	7.90%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	JPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2035 Fund's Class R6 Shares returned 12.90% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2035 Index (the "Index") returned 12.40% and the JPMorgan SmartRetirement Blend 2035 Composite Benchmark returned 12.60% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive to relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	July 2, 2012	12.90%	9.96%	8.00%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2035 Index		12.40	10.19	8.16
JPMorgan SmartRetirement Blend 2035 Composite Benchmark		12.60	9.85	8.15

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,247,634,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,247,634
Total number of portfolio holdings	832
Portfolio turnover rate	24%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class I Shares
Trading Symbol	JOBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class I Shares returned 13.40% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	July 2, 2012	13.40%	10.86%	8.38%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	JOBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R2 Shares returned 12.80% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	July 2, 2012	12.80%	10.30%	7.85%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R3 Shares returned 13.11% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	May 31, 2017	13.11%	10.58%	8.12%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186796 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R4 Shares returned 13.41% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	May 31, 2017	13.41%	10.86%	8.40%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	JOBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R5 Shares returned 13.54% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	July 2, 2012	13.54%	11.02%	8.55%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115355 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	JOBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2040 Fund's Class R6 Shares returned 13.65% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2040 Index (the "Index") returned 13.28% and the JPMorgan SmartRetirement Blend 2040 Composite Benchmark returned 13.44% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	July 2, 2012	13.65%	11.13%	8.65%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2040 Index		13.28	11.34	8.78
JPMorgan SmartRetirement Blend 2040 Composite Benchmark		13.44	11.11	8.82

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,989,147,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,989,147
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115358 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class I Shares
Trading Symbol	JMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class I Shares returned 13.90% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	July 2, 2012	13.90%	11.80%	8.78%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115359 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R2 Shares returned 13.33% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	July 2, 2012	13.33%	11.23%	8.24%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R3 Shares returned 13.61% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	May 31, 2017	13.61%	11.51%	8.52%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R4 Shares returned 13.89% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	May 31, 2017	13.89%	11.79%	8.79%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115360 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R5 Shares returned 14.07% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	July 2, 2012	14.07%	11.96%	8.94%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115361 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JMYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2045 Fund's Class R6 Shares returned 14.17% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2045 Index (the "Index") returned 13.97% and the JPMorgan SmartRetirement Blend 2045 Composite Benchmark returned 14.08% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	July 2, 2012	14.17%	12.07%	9.05%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2045 Index		13.97	12.08	9.17
JPMorgan SmartRetirement Blend 2045 Composite Benchmark		14.08	12.16	9.28

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,566,206,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 73,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,566,206
Total number of portfolio holdings	15
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$73

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class I Shares
Trading Symbol	JNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class I Shares returned 14.29% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	July 2, 2012	14.29%	12.00%	8.90%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JNNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R2 Shares returned 13.71% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	July 2, 2012	13.71%	11.44%	8.37%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186799 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R3 Shares returned 13.99% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	May 31, 2017	13.99%	11.70%	8.65%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R4 Shares returned 14.27% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	May 31, 2017	14.27%	11.99%	8.92%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JNABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R5 Shares returned 14.48% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	July 2, 2012	14.48%	12.16%	9.07%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000115367 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2050 Fund's Class R6 Shares returned 14.58% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2050 Index (the "Index") returned 14.10% and the JPMorgan SmartRetirement Blend 2050 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	July 2, 2012	14.58%	12.27%	9.17%
MSCI ACWI Index (net total return)		16.69	14.18	10.55
S&P Target Date 2050 Index		14.10	12.43	9.38
JPMorgan SmartRetirement Blend 2050 Composite Benchmark		14.47	12.37	9.39

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,130,799,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 254,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,130,799
Total number of portfolio holdings	15
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$254

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000133811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class A Shares
Trading Symbol	JHQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class A Shares)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund's Class A Shares, without a sales charge, returned 6.73% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 46% of the Index’s positive return with 72% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class A Shares)	December 13, 2013	1.13%	8.12%	7.49%
JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge		6.73	9.29	8.07
S&P 500 Index		15.16	16.64	13.65
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	1.98

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 21,057,017,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 50,915,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,057,017
Total number of portfolio holdings	154
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$50,915

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class C Shares
Trading Symbol	JHQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class C Shares)	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund's Class C Shares, without a sales charge, returned 6.20% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 46% of the Index’s positive return with 72% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class C Shares)	December 13, 2013	5.20%	8.75%	7.64%
JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge		6.20	8.75	7.64
S&P 500 Index		15.16	16.64	13.65
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	1.98

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 21,057,017,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 50,915,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,057,017
Total number of portfolio holdings	154
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$50,915

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class I Shares
Trading Symbol	JHEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class I Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund's Class I Shares returned 6.97% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 46% of the Index’s positive return with 72% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class I Shares)	December 13, 2013	6.97%	9.57%	8.34%
S&P 500 Index		15.16	16.64	13.65
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	1.98

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 21,057,017,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 50,915,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,057,017
Total number of portfolio holdings	154
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$50,915

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JHQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R5 Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund's Class R5 Shares returned 7.13% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 46% of the Index’s positive return with 72% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R5 Shares)	December 13, 2013	7.13%	9.72%	8.51%
S&P 500 Index		15.16	16.64	13.65
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	1.98

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 21,057,017,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 50,915,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,057,017
Total number of portfolio holdings	154
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$50,915

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Fund (Class R6 Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Fund's Class R6 Shares returned 7.25% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 46% of the Index’s positive return with 72% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Hedged Equity Fund (Class R6 Shares)	December 13, 2013	7.25%	9.84%	8.61%
S&P 500 Index		15.16	16.64	13.65
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	1.98

Performance Inception Date	Dec. 13, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 21,057,017,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 50,915,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,057,017
Total number of portfolio holdings	154
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$50,915

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000172118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class A Shares
Trading Symbol	JAKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class A Shares, without a sales charge, returned 12.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	August 31, 2016	7.67%	10.98%	9.16%
JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge		12.76	12.01	9.74
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class C Shares
Trading Symbol	JAKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class C Shares, without a sales charge, returned 12.13% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	August 31, 2016	11.13%	11.38%	9.16%
JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge		12.13	11.38	9.16
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class I Shares
Trading Symbol	JAKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class I Shares returned 12.99% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	August 31, 2016	12.99%	12.22%	9.92%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JAKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R2 Shares returned 12.43% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	August 31, 2016	12.43%	11.67%	9.37%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JAKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R3 Shares returned 12.72% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	September 9, 2016	12.72%	11.94%	9.63%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JAKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R4 Shares returned 12.98% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	September 9, 2016	12.98%	12.22%	9.91%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R5 Shares returned 13.19% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	August 31, 2016	13.19%	12.40%	10.07%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2060 Fund's Class R6 Shares returned 13.31% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement 2060 Composite Benchmark returned 14.45% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	August 31, 2016	13.31%	12.50%	10.19%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement 2060 Composite Benchmark		14.45	12.37	10.13

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 892,472,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$892,472
Total number of portfolio holdings	23
Portfolio turnover rate	15%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class I Shares
Trading Symbol	JACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class I Shares returned 14.31% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	August 31, 2016	14.31%	12.03%	9.70%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JATPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R2 Shares returned 13.76% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	August 31, 2016	13.76%	11.48%	9.15%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186801 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JATQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R3 Shares returned 14.02% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	May 31, 2017	14.02%	11.76%	9.42%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000186802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JATUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R4 Shares returned 14.34% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	May 31, 2017	14.34%	12.02%	9.70%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R5 Shares returned 14.51% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	August 31, 2016	14.51%	12.21%	9.87%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2060 Fund's Class R6 Shares returned 14.61% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.69%, the S&P Target Date 2060 Index (the "Index") returned 14.36% and the JPMorgan SmartRetirement Blend 2060 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection was additive over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation detracted marginally over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	August 31, 2016	14.61%	12.32%	9.98%
MSCI ACWI Index (net total return)		16.69	14.18	11.84
S&P Target Date 2060 Index		14.36	12.56	10.32
JPMorgan SmartRetirement Blend 2060 Composite Benchmark		14.47	12.37	10.14

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 731,913,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$731,913
Total number of portfolio holdings	15
Portfolio turnover rate	25%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments

[1]	Includes dividend and interest expenses on short sales.
[2]	Includes dividend and interest expenses on short sales.
[3]	Includes dividend and interest expenses on short sales.
[4]	Includes dividend and interest expenses on short sales.
[5]	Includes dividend and interest expenses on short sales.
[6]	Includes dividend and interest expenses on short sales.